Non-controlling interest (NCI)	12 Months Ended
Dec. 31, 2024
Non-controlling Interests [Abstract]
Non-controlling interest (NCI)
19.
Non-controlling interest (NCI)

On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is held by Vantage, as a non-controlling shareholder.

On March 13, 2022, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$30.0 million, which was distributed to DCA USD$22.35 million (Ps.449,803 an exchange rate of Ps.20.1254) and to Vantage USD$7.65 million (Ps.153,959 an exchange rate Ps.20.1254) and were paid on June 7, 2022.

On September 13, 2023, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$30.0 million, which was distributed to DCA USD$22.35 million (Ps.391,199 an exchange rate of Ps.17.5033) and to Vantage USD$7.65 million (Ps.135,913 an exchange rate Ps.17.5033) and were paid on November 15, 2023.

On May 2, 2024, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$30.0 million, which was distributed to DCA USD$22.35 million and to Vantage USD$7.65 million, the first payment of USD$15.0 million (Ps.189,416 an exchange rate of Ps.16.9500 and Ps.64,834 an exchange rate of Ps.16.9500), respectively, was made on May 31, 2024. The second payment of USD$15.0 million (Ps.218,885 an exchange rate of Ps.19.5870 and Ps.74,920 an exchange rate of Ps.19.5870), respectively, was made on September 27, 2024.

On June 20, 2024 the Company acquired 51.5% of the shares of GWTC, the remaining 48.5% belongs to prior Shareholders, as a non-controlling interest.

The following table summarizes the information relating to DCA and GWTC that has material NCI, before any intra-group elimination as of December 31:

	2022		2023		2024
NCI percentage	25.5%		25.5%		25.5%
Non-current assets	Ps.	5,836,193	Ps.	5,338,641	Ps.	6,459,629
Current assets		1,689,382		2,282,766		2,993,368
Non-current liabilities		(2,377,104)		(2,336,742)		(3,031,873)
Current liabilities		(485,025)		(724,416)		(975,452)
Net assets		4,663,446		4,560,249		5,445,672
Net assets attributable to NCI	Ps.	1,189,179	Ps.	1,162,863	Ps.	2,275,940

	2022		2023		2024
Revenues	Ps.	2,493,000	Ps.	2,811,173	Ps.	3,626,664
Profit / (loss)		675,792		575,248		802,252
OCI		(405,354)		(629,243)		481,171
Total comprehensive income		270,438		(53,995)		1,283,423
Profit / (loss) allocated to NCI		172,327		146,688		263,282
OCI allocated to NCI	Ps.	(29,617)	Ps.	(77,868)	Ps.	115,438

	2022		2023		2024
Net cash provided by operating activities		788,265		1,211,479		897,222
Net cash provided by investment activities		(204,114)		(330,259)		(385,817)
Net cash used in financing activities		(234,336)		144,613		(436,119)
Net increase (decrease) in cash and cash equivalents	Ps.	349,815	Ps.	1,025,833	Ps.	75,286